SPDR® Index Shares Funds

SPDR MSCI Mexico Quality Mix ETF

SPDR MSCI South Korea Quality Mix ETF

SPDR MSCI Taiwan Quality Mix ETF

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated March 29, 2016 to the

Statement of Additional Information (“SAI”),

dated January 31, 2016, as supplemented

Effective immediately, on page 17 of the Funds’ SAI, the following is added as a sub-section at the end of the section entitled “INVESTMENT RESTRICTIONS”:

Additional Strategy Information

With respect to the following Funds, at least 95% of each Fund’s net assets will be invested in publicly traded equity securities:

SPDR MSCI Mexico Quality Mix ETF

SPDR MSCI South Korea Quality Mix ETF

SPDR MSCI Taiwan Quality Mix ETF

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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